Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000224642
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Class A Shares
Trading Symbol	FHCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$34Footnote Reference1	0.40%
Footnote	Description
Footnote[1]	Based on operations for the period from October 29, 2024 to August 31, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.40%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from October 29, 2024 to August 31, 2025. Expenses for the full year would be higher.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-Month US Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with capital preservation while maintaining liquidity by investing primarily in a diversified portfolio of investment-grade securities.

Top Contributors to Performance

  Sector and Security Selection both contributed positively to excess returns as asset-backed securities and investment-grade corporate debt securities outperformed U.S. Treasuries during the last fiscal year.

  Duration Management contributed positively to excess returns as the portfolio duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,036	$10,029	$10,002
8/31/2022	$10,026	$8,874	$10,039
8/31/2023	$10,499	$8,769	$10,466
8/31/2024	$11,140	$9,408	$11,040
8/31/2025	$11,687	$9,703	$11,535

Average Annual Return [Table Text Block]
Fund/IndexFootnote Reference1	1 Year	Since Inception 2/3/2021
Class A Shares	4.91%	3.47%
Bloomberg US Aggregate Bond Index	3.14%	(0.66%)
ICE BofA 3-Month US Treasury Bill Index	4.48%	3.17%

Performance Inception Date	Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 261,908,002
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 35,475
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$261,908,002 Number of Investments95 Portfolio Turnover26% Total Advisory Fees Paid$35,475
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Certificates of Deposit	1.0%
Commercial Paper	3.8%
Repurchase Agreements	7.9%
Other Repurchase Agreements	25.0%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Material Fund Change [Text Block]
C000224641
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-Month US Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with capital preservation while maintaining liquidity by investing primarily in a diversified portfolio of investment-grade securities.

Top Contributors to Performance

  Sector and Security Selection both contributed positively to excess returns as asset-backed securities and investment-grade corporate debt securities outperformed U.S. Treasuries during the last fiscal year.

  Duration Management contributed positively to excess returns as the portfolio duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,036	$10,029	$10,002
8/31/2022	$10,026	$8,874	$10,039
8/31/2023	$10,499	$8,769	$10,466
8/31/2024	$11,140	$9,408	$11,040
8/31/2025	$11,702	$9,703	$11,535

Average Annual Return [Table Text Block]
Fund/Index	1 Year	Since Inception 2/3/2021
Institutional Shares	5.04%	3.49%
Bloomberg US Aggregate Bond Index	3.14%	(0.66%)
ICE BofA 3-Month US Treasury Bill Index	4.48%	3.17%

Performance Inception Date	Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 261,908,002
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 35,475
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$261,908,002 Number of Investments95 Portfolio Turnover26% Total Advisory Fees Paid$35,475
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Certificates of Deposit	1.0%
Commercial Paper	3.8%
Repurchase Agreements	7.9%
Other Repurchase Agreements	25.0%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Material Fund Change [Text Block]
C000224644
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Class A Shares
Trading Symbol	FHMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$34Footnote Reference1	0.40%
Footnote	Description
Footnote[1]	Based on operations for the period from October 29, 2024 to August 31, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 34	[2]
Expense Ratio, Percent	0.40%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from October 29, 2024 to August 31, 2025. Expenses for the full year would be higher.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.

Top Contributors to Performance

  Credit allocation contributed positively to relative Fund performance with exposure to A-2-rated primarily variable-rate securities as well as AA-rated and A-rated or equivalent issuer ratings fixed-rate securities, all of which are excluded from the AAA-rated Index.

  Selective yield curve allocations to high quality, longer than Index bond/note maturities of approximately six months to two years (though largely one year) during periods when short-term municipal market yields peaked contributed to relative performance. The 1-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.19% to 3.23%. Within this, specific sector contributions were from General Obligation-Local and Industrial Development/Pollution Control Revenue.

Top Detractors from Performance

  A significant allocation to daily and weekly Variable-Rate Demand Notes (“VRDNs”), important components for both liquidity and duration management, were a minor detraction from relative performance. The 7-day SIFMA Index rate, a proxy for weekly VRDNs, which fluctuated over a wide range, averaged 2.84% during the period.

  Duration management was a minor detractor from relative performance. While the Fund ended the fiscal year with a weighted average maturity (WAM) over 90 days, the average WAM was slightly shorter than the duration of the Index, where yields fluctuated over a wide range from 2.34% to 3.39% and ended the period lower by 31 basis points at 2.34% as the Federal Reserve lowered rates by 100 basis points.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares	S&P Municipal Bond Index	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,016	$10,106	$10,004
8/31/2022	$10,076	$9,289	$10,072
8/31/2023	$10,397	$9,456	$10,367
8/31/2024	$10,801	$10,047	$10,717
8/31/2025	$11,133	$10,091	$11,032

Average Annual Return [Table Text Block]
Fund/IndexFootnote Reference1	1 Year	Since Inception 2/3/2021
Class A Shares	3.07%	2.37%
S&P Municipal Bond Index	0.44%	0.20%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index	2.94%	2.17%

Performance Inception Date	Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 468,455,246
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 239,464
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$468,455,246 Number of Investments147 Portfolio Turnover60% Total Advisory Fees Paid$239,464
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Senior Care	0.4%
Dedicated Tax	0.5%
Water & Sewer	0.8%
Higher Education	1.1%
Port	2.6%
Airport	3.4%
Electric & Gas	5.0%
Hospital	10.7%
Multi-Family Housing	13.0%
Industrial Development/Pollution Control	16.7%
General Obligation- Local	27.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	23.2%
91-180 Days	9.3%
31-90 Days	11.1%
8-30 Days	1.7%
1-7 Days	54.7%

Material Fund Change [Text Block]
C000224643
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.

Top Contributors to Performance

  Credit allocation contributed positively to relative Fund performance with exposure to A-2-rated primarily variable-rate securities as well as AA-rated and A-rated or equivalent issuer ratings fixed-rate securities, all of which are excluded from the AAA-rated Index.

  Selective yield curve allocations to high quality, longer than Index bond/note maturities of approximately six months to two years (though largely one year) during periods when short-term municipal market yields peaked contributed to relative performance. The 1-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.19% to 3.23%. Within this, specific sector contributions were from General Obligation-Local and Industrial Development/Pollution Control Revenue.

Top Detractors from Performance

  A significant allocation to daily and weekly Variable-Rate Demand Notes (“VRDNs”), important components for both liquidity and duration management, were a minor detraction from relative performance. The 7-day SIFMA Index rate, a proxy for weekly VRDNs, which fluctuated over a wide range, averaged 2.84% during the period.

  Duration management was a minor detractor from relative performance. While the Fund ended the fiscal year with a weighted average maturity (WAM) over 90 days, the average WAM was slightly shorter than the duration of the Index, where yields fluctuated over a wide range from 2.34% to 3.39% and ended the period lower by 31 basis points at 2.34% as the Federal Reserve lowered rates by 100 basis points.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P Municipal Bond Index	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,016	$10,106	$10,004
8/31/2022	$10,076	$9,289	$10,072
8/31/2023	$10,397	$9,456	$10,367
8/31/2024	$10,801	$10,047	$10,717
8/31/2025	$11,147	$10,091	$11,032

Average Annual Return [Table Text Block]
Fund/Index	1 Year	Since Inception 2/3/2021
Institutional Shares	3.20%	2.40%
S&P Municipal Bond Index	0.44%	0.20%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index	2.94%	2.17%

Performance Inception Date	Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 468,455,246
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 239,464
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$468,455,246 Number of Investments147 Portfolio Turnover60% Total Advisory Fees Paid$239,464
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Senior Care	0.4%
Dedicated Tax	0.5%
Water & Sewer	0.8%
Higher Education	1.1%
Port	2.6%
Airport	3.4%
Electric & Gas	5.0%
Hospital	10.7%
Multi-Family Housing	13.0%
Industrial Development/Pollution Control	16.7%
General Obligation- Local	27.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	23.2%
91-180 Days	9.3%
31-90 Days	11.1%
8-30 Days	1.7%
1-7 Days	54.7%

Material Fund Change [Text Block]

[1]	Based on operations for the period from October 29, 2024 to August 31, 2025. Expenses for the full year would be higher.
[2]	Based on operations for the period from October 29, 2024 to August 31, 2025. Expenses for the full year would be higher.